UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110
Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
10/31/09 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (2.8%)
Goodrich Corp.	17,800	$967,430
Lockheed Martin Corp.	30,100	2,070,579
United Technologies Corp. (S)	94,500	5,807,025
		8,845,034

Banking (3.8%)
Banco Santander Brasil SA ADS (Brazil) (NON)	76,517	907,492
Bank of America Corp.	208,408	3,038,589
Bank of New York Mellon Corp. (The)	91,177	2,430,779
JPMorgan Chase & Co.	138,600	5,789,322
		12,166,182

Beverage (1.2%)
Coca-Cola Enterprises, Inc.	87,000	1,659,090
Molson Coors Brewing Co. Class B	43,700	2,139,989
		3,799,079

Biotechnology (4.0%)
Amgen, Inc. (NON)	48,500	2,605,905
Facet Biotech Corp. (NON)	69,600	1,192,248
Genzyme Corp. (NON)	62,700	3,172,620
Gilead Sciences, Inc. (NON)	53,200	2,263,660
Life Technologies Corp. (NON)	36,100	1,702,837
Talecris Biotherapeutics Holdings Corp. (NON) (S)	83,230	1,669,594
		12,606,864

Cable television (1.6%)
DIRECTV Group, Inc. (The) (NON) (S)	115,400	3,035,020
Time Warner Cable, Inc.	53,300	2,102,152
		5,137,172

Chemicals (2.0%)
Albemarle Corp.	92,500	2,921,150
Celanese Corp. Ser. A	24,600	675,270
Monsanto Co.	43,000	2,888,740
		6,485,160

Combined utilities (0.7%)
El Paso Corp.	234,400	2,299,464
		2,299,464

Commercial and consumer services (0.8%)
Alliance Data Systems Corp. (NON) (S)	32,750	1,800,595
Cia Brasileira de Meios de Pagamento (Brazil)	81,800	749,756
		2,550,351

Communications equipment (6.9%)
Cisco Systems, Inc. (NON) (S)	414,912	9,480,739
CommScope, Inc. (NON)	106,270	2,871,415
F5 Networks, Inc. (NON) (S)	41,900	1,880,891
Harris Corp.	30,000	1,251,600
Qualcomm, Inc.	160,900	6,662,869
		22,147,514

Computers (10.3%)
Apple, Inc. (NON)	73,132	13,785,382
EMC Corp. (NON) (S)	273,700	4,507,839
Hewlett-Packard Co. (S)	111,400	5,287,044
IBM Corp.	70,500	8,503,005
Silicon Graphics International Corp. (NON)	150,000	894,000
		32,977,270

Conglomerates (1.2%)
3M Co. (S)	53,900	3,965,423
		3,965,423

Consumer (0.9%)
Jarden Corp.	101,968	2,792,904
		2,792,904

Consumer finance (1.1%)
Mastercard, Inc. Class A	16,500	3,613,830
		3,613,830

Consumer goods (2.1%)
Energizer Holdings, Inc. (NON)	65,900	4,011,333
Procter & Gamble Co. (The)	44,900	2,604,200
		6,615,533

Electric utilities (0.5%)
CenterPoint Energy, Inc.	135,864	1,711,886
		1,711,886

Electronics (2.5%)
Integrated Device Technology, Inc. (NON)	251,100	1,476,468
Texas Instruments, Inc.	170,300	3,993,535
Tyco Electronics, Ltd. (Switzerland) (S)	112,900	2,399,125
		7,869,128

Energy (oil field) (2.6%)
Core Laboratories NV (Netherlands)	6,800	709,240
Halliburton Co. (S)	159,500	4,658,995
Schlumberger, Ltd.	32,300	2,009,060
Weatherford International, Ltd. (Switzerland) (NON)	54,376	953,211
		8,330,506

Energy (other) (0.1%)
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	97,000	460,750
		460,750

Engineering and construction (0.3%)
Shaw Group, Inc. (NON)	41,600	1,067,456
		1,067,456

Food (2.7%)
Campbell Soup Co.	42,400	1,346,200
General Mills, Inc.	58,200	3,836,544
Kraft Foods, Inc. Class A	125,000	3,440,000
		8,622,744

Health-care services (2.3%)
Community Health Systems, Inc. (NON) (S)	68,200	2,133,296
Express Scripts, Inc. (NON)	33,500	2,677,320
Omnicare, Inc. (S)	116,590	2,526,505
		7,337,121

Insurance (2.6%)
Aflac, Inc.	102,600	4,256,874
Assured Guaranty, Ltd. (Bermuda)	55,600	921,848
Berkshire Hathaway, Inc. Class B (NON)	670	2,199,610
Hartford Financial Services Group, Inc. (The)	43,300	1,061,716
		8,440,048

Investment banking/Brokerage (1.1%)
Goldman Sachs Group, Inc. (The)	20,200	3,437,434
		3,437,434

Machinery (0.6%)
Joy Global, Inc. (S)	35,500	1,789,555
		1,789,555

Manufacturing (1.3%)
Eaton Corp.	29,300	1,771,185
Flowserve Corp.	25,400	2,494,534
		4,265,719

Media (0.7%)
Time Warner, Inc. (S)	76,700	2,310,204
		2,310,204

Medical technology (5.4%)
Baxter International, Inc.	51,500	2,784,090
Covidien PLC (Ireland)	108,900	4,586,868
Hospira, Inc. (NON)	62,000	2,767,680
Pall Corp.	102,000	3,237,480
St. Jude Medical, Inc. (NON)	110,400	3,762,432
		17,138,550

Metals (1.8%)
Steel Dynamics, Inc.	164,100	2,197,299
Teck Resources, Ltd. Class B (Canada) (NON)	124,200	3,591,864
		5,789,163

Oil and gas (4.1%)
Anadarko Petroleum Corp.	93,500	5,696,955

Chevron Corp.		31,700	2,426,318
PetroHawk Energy Corp. (NON)		59,728	1,404,803
Suncor Energy, Inc. (Canada)		95,200	3,143,504
Warren Resources, Inc. (NON)		238,360	514,858
			13,186,438

Pharmaceuticals (2.7%)
Abbott Laboratories		112,000	5,663,840
Teva Pharmaceutical Industries, Ltd. ADR (Israel)		61,200	3,089,376
			8,753,216

Publishing (0.4%)
Gannett Co., Inc.		123,700	1,214,734
			1,214,734

Railroads (0.4%)
CSX Corp.		33,700	1,421,466
			1,421,466

Retail (13.1%)
Amazon.com, Inc. (NON)		28,500	3,386,085
Big Lots, Inc. (NON)		106,100	2,657,805
Coach, Inc.		66,400	2,189,208
Costco Wholesale Corp.		37,700	2,143,245
CVS Caremark Corp. (S)		247,200	8,726,160
Lowe's Cos., Inc.		154,200	3,017,694
Macy's, Inc.		89,600	1,574,272
Mead Johnson Nutrition Co. Class A (S)		29,500	1,240,180
Staples, Inc. (S)		64,800	1,406,160
Target Corp.		87,800	4,252,154
TJX Cos., Inc. (The) (S)		139,300	5,202,855
Urban Outfitters, Inc. (NON)		56,800	1,782,384
Wal-Mart Stores, Inc.		88,700	4,406,616
			41,984,818

Schools (1.3%)
Apollo Group, Inc. Class A (NON)		71,740	4,096,354
			4,096,354

Semiconductor (1.6%)
Atmel Corp. (NON)		549,300	2,043,396
Formfactor, Inc. (NON)		83,015	1,410,425
Novellus Systems, Inc. (NON)		76,800	1,580,544
			5,034,365

Software (4.8%)
Microsoft Corp.		363,600	10,082,628
Oracle Corp.		166,600	3,515,260
Sybase, Inc. (NON)		42,700	1,689,212
			15,287,100

Technology services (3.3%)
eBay, Inc. (NON)		53,000	1,180,310
Google, Inc. Class A (NON) (S)		17,628	9,450,723
			10,631,033

Telecommunications (2.3%)
American Tower Corp. Class A (NON)		107,800	3,969,196
Iridium Communications, Inc. (NON) (S)		162,287	1,444,354
NII Holdings, Inc. (NON)		70,900	1,909,337
			7,322,887

Tobacco (1.7%)
Lorillard, Inc.		69,900	5,432,628
			5,432,628

Total common stocks (cost $291,557,074)			$318,937,083

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Costco Wholesale Corp. (Call)	Apr-10/$60.00	$19,393	$55,136

Total purchased options outstanding (cost $72,724)			$55,136

SHORT-TERM INVESTMENTS (20.0%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)		251,442	$251,442
Short-term investments held as collateral for loaned
securities with a yield of 0.35% and a due date
of November 2, 2009 (d)		$62,882,708	62,881,485
U.S. Treasury Bills for an effective yield of 0.30%,
November 19, 2009		880,000	879,869
U.S. Treasury Cash Management Bills for an effective
yield of 0.31%, April 1, 2010		6,000	5,988

Total short-term investments (cost $64,018,788)			$64,018,784

TOTAL INVESTMENTS

Total investments (cost $355,648,586) (b)	$383,011,003

WRITTEN OPTIONS OUTSTANDING at 10/31/09 (premiums received $180,534) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Celanese Corp. Ser. A (Put)	$33,645	Nov-09/$25.00	$14,208
Costco Wholesale Corp. (Call)	19,393	Apr-10/$65.00	25,647
Costco Wholesale Corp. (Put)	19,393	Apr-10/$52.50	50,398
Steel Dynamics, Inc. (Call)	59,897	Feb-10/$17.00	30,587

Total			$120,840

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

(a) Percentages indicated are based on net assets of $320,347,318.

(b) The aggregate identified cost on a tax basis is $356,088,760, resulting in gross unrealized appreciation and depreciation of $41,673,536 and $14,751,293, respectively, or net unrealized appreciation of $26,922,243.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2009, the value of securities loaned amounted to $59,790,684. Certain of these securities were sold prior to period end. he fund received cash collateral of $62,881,485 which is pooled with collateral of other Putnam funds into a single broker cash account covered under the FDIC Temporary Liquidity Guarantee Program.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,121 for the period ended October 31, 2009. During the period ended October 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,903,065 and $28,888,187, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(S) Securities on loan, in part or in entirety, at October 31, 2009.

At October 31, 2009, liquid assets totaling $3,022,838 have been segregated to cover open options contracts.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on

Purchased options contracts at the period ended October 31, 2009 are indicative of the volume of activity during the period. The fund had an average contract amount of $41,986 on Written options contracts for the period ended October 31, 2009. For the period ended October 31, 2009, the transaction volume of Futures contracts was minimal.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At October 31, 2009, the fund had a net liability position of $65,704 on derivative contracts subject to the Master Agreements.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$12,274,323	$--	$--

Capital goods	15,967,764	--	--

Communication services	12,460,059	--	--

Conglomerates	3,965,423	--	--

Consumer cyclicals	38,743,426	--	--

Consumer staples	40,675,923	--	--

Energy	21,977,694	--	--

Financial	27,657,494	--	--

Health care	45,835,751	--	--

Technology	93,946,410	--	--

Transportation	1,421,466	--	--

Utilities and power	4,011,350	--	--

Total common stocks	318,937,083	--	--

Purchased options outstanding	--	55,136	--

Short-term investments	251,442	63,767,342	--

Totals by level	$319,188,525	$63,822,478	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$--	$(120,840)	$--

Other financial instruments include written options.

Market Values of Derivative Instruments as of October 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$55,136	$120,840

Total	$55,136	$120,840

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: October 31, 2009

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
10/31/09 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value

Aerospace and defense (4.5%)
BAE Systems PLC (United Kingdom)	76,054	$392,152
Goodrich Corp.	27,000	1,467,450
Lockheed Martin Corp.	27,600	1,898,604
Northrop Grumman Corp.	10,700	536,391
Precision Castparts Corp.	5,300	506,309
Raytheon Co.	62,400	2,825,472
Rockwell Collins, Inc.	2,200	110,836
United Technologies Corp.	41,100	2,525,595
		10,262,809

Airlines (0.3%)
JetBlue Airways Corp. (NON)	42,500	210,800
UAL Corp. (NON)	60,100	391,251
		602,051

Banking (6.5%)
Bank of America Corp.	274,742	4,005,738
Bank of New York Mellon Corp. (The)	38,300	1,021,078
JPMorgan Chase & Co.	102,550	4,283,514
State Street Corp.	17,200	722,056
SunTrust Banks, Inc.	37,230	711,465
U.S. Bancorp	12	279
Wells Fargo & Co. (S)	151,762	4,176,490
		14,920,620

Beverage (0.7%)
Coca-Cola Enterprises, Inc.	33,800	644,566
PepsiCo, Inc.	17,700	1,071,735
		1,716,301

Biotechnology (3.0%)
Amgen, Inc. (NON)	36,092	1,939,223
Dendreon Corp. (NON)	29,750	751,783
Facet Biotech Corp. (NON)	47,700	817,101
Genzyme Corp. (NON) (S)	54,390	2,752,134
Life Technologies Corp. (NON)	10,800	509,436
		6,769,677

Broadcasting (0.5%)
CBS Corp. Class B	33,000	388,410
Liberty Media Corp. - Entertainment Class A (NON)	21,400	659,548
		1,047,958

Building materials (0.2%)
Owens Corning, Inc. (NON)	16,100	355,971
		355,971

Cable television (1.9%)
Comcast Corp. Class A	86,900	1,260,050
DIRECTV Group, Inc. (The) (NON) (S)	75,100	1,975,130
Scripps Networks Interactive, Inc. Class A	2,200	83,072
Time Warner Cable, Inc. (S)	29,133	1,149,006
		4,467,258

Chemicals (1.5%)
Air Products & Chemicals, Inc.	5,400	416,502
Celanese Corp. Ser. A	2,200	60,390
Dow Chemical Co. (The) (S)	37,564	882,003
E.I. du Pont de Nemours & Co.	20,287	645,532
FMC Corp.	40	2,044
Monsanto Co.	13,000	873,340
Praxair, Inc.	6,701	532,327
		3,412,138

Coal (0.1%)
CONSOL Energy, Inc.	3,142	134,509
Peabody Energy Corp.	5,585	221,110
		355,619

Combined utilities (0.6%)
El Paso Corp.	133,000	1,304,730
		1,304,730

Commercial and consumer services (0.8%)
Alliance Data Systems Corp. (NON) (S)	8,400	461,832
Automatic Data Processing, Inc.	9,500	378,100
Ecolab, Inc.	4,300	189,028

Expedia, Inc. (NON)	31,700	718,639
Paychex, Inc.	2,200	63,456
Visa, Inc. Class A	1,700	128,792
		1,939,847

Communications equipment (3.4%)
Cisco Systems, Inc. (NON) (S)	141,800	3,240,130
Harris Corp.	26,900	1,122,268
Motorola, Inc. (S)	171,500	1,469,755
Nokia OYJ ADR (Finland)	10,700	134,927
Qualcomm, Inc.	46,300	1,917,283
		7,884,363

Computers (5.6%)
Apple, Inc. (NON) (S)	25,600	4,825,600
EMC Corp. (NON)	117,300	1,931,931
Hewlett-Packard Co. (S)	46,700	2,216,382
IBM Corp.	32,300	3,895,703
		12,869,616

Conglomerates (1.1%)
3M Co.	5,200	382,564
General Electric Co. (S)	65,800	938,308
SPX Corp.	14,200	749,476
Tyco International, Ltd.	13,500	452,925
		2,523,273

Consumer (--%)
Harman International Industries, Inc.	900	33,849
		33,849

Consumer finance (0.9%)
American Express Co.	29,900	1,041,716
Capital One Financial Corp.	12,100	442,860
Mastercard, Inc. Class A (S)	2,800	613,256
		2,097,832

Consumer goods (2.7%)
Clorox Co.	13,600	805,528
Energizer Holdings, Inc. (NON)	16,900	1,028,703
Estee Lauder Cos., Inc. (The) Class A	8,500	361,250
Kimberly-Clark Corp.	10,400	636,064
Newell Rubbermaid, Inc. (S)	50,627	734,598
Procter & Gamble Co. (The)	43,600	2,528,800
		6,094,943

Containers (0.2%)
Crown Holdings, Inc. (NON)	10,047	267,753
Owens-Illinois, Inc. (NON)	7,283	232,182
Pactiv Corp. (NON)	3,102	71,625
		571,560

Distribution (0.2%)
Fastenal Co. (S)	8,200	282,900
W.W. Grainger, Inc.	1,600	149,968
		432,868

Electric utilities (3.5%)
American Electric Power Co., Inc.	49,275	1,489,091
CMS Energy Corp. (S)	54,100	719,530
Edison International	41,000	1,304,620
Entergy Corp. (S)	11,600	889,952
Exelon Corp.	5,200	244,192
Great Plains Energy, Inc.	50,245	869,239
NV Energy, Inc.	83,000	951,180
PG&E Corp. (S)	38,400	1,570,176
		8,037,980

Electronics (1.0%)
Integrated Device Technology, Inc. (NON)	86,300	507,444
Micron Technology, Inc. (NON)	21,500	145,985
Texas Instruments, Inc.	58,500	1,371,825
Thermo Electron Corp. (NON)	8,000	360,000
		2,385,254

Energy (oil field) (1.7%)
Halliburton Co.	64,100	1,872,361
Schlumberger, Ltd.	17,800	1,107,160
Weatherford International, Ltd. (Switzerland) (NON)	51,600	904,548
		3,884,069

Energy (other) (0.3%)
First Solar, Inc. (NON)	27	3,292
Solarfun Power Holdings Co., Ltd. ADR (China) (NON) (S)	135,600	644,100
		647,392

Engineering and construction (0.3%)
Fluor Corp.	13,300	590,786
		590,786

Financial (0.6%)
CME Group, Inc.	2,676	809,784
Discover Financial Services	15,800	223,412
Intercontinental Exchange, Inc. (NON) (S)	2,818	282,335
		1,315,531

Food (2.5%)
Campbell Soup Co.	21,800	692,150
General Mills, Inc.	30,300	1,997,376
Kellogg Co.	18,400	948,336
Kraft Foods, Inc. Class A	72,600	1,997,952
		5,635,814

Forest products and packaging (0.1%)
International Paper Co.	9,190	205,029
MeadWestvaco Corp.	6,269	143,121
		348,150

Health-care services (1.6%)
Aetna, Inc.	16,700	434,701
AmerisourceBergen Corp.	15,300	338,895
Express Scripts, Inc. (NON)	6,400	511,488
McKesson Corp.	10,900	640,157
Omnicare, Inc. (S)	13,700	296,879
Universal Health Services, Inc. Class B	3,300	183,645
WellPoint, Inc. (NON)	29,100	1,360,716
		3,766,481

Homebuilding (0.1%)
D.R. Horton, Inc. (S)	12,900	141,384
Toll Brothers, Inc. (NON) (S)	6,500	112,580
		253,964

Insurance (2.4%)
Aflac, Inc.	26,600	1,103,634
Assured Guaranty, Ltd. (Bermuda)	27,500	455,950
Hartford Financial Services Group, Inc. (The)	24,800	608,096
Marsh & McLennan Cos., Inc.	24,860	583,216
MetLife, Inc.	11,300	384,539
Prudential Financial, Inc.	16,900	764,387
RenaissanceRe Holdings, Ltd.	3,397	178,343
Travelers Cos., Inc. (The)	21,800	1,085,422
XL Capital, Ltd. Class A	27,700	454,557
		5,618,144

Investment banking/Brokerage (2.4%)
BlackRock, Inc.	1,238	268,015
Franklin Resources, Inc.	4,700	491,761
Goldman Sachs Group, Inc. (The)	14,282	2,430,368
Invesco, Ltd.	24,900	526,635
Morgan Stanley	40,256	1,293,023
T. Rowe Price Group, Inc.	7,400	360,602
TD Ameritrade Holding Corp. (NON)	9,100	175,630
		5,546,034

Lodging/Tourism (0.6%)
Marriott International, Inc. Class A (S)	21,682	543,351
Wyndham Worldwide Corp.	46,400	791,120
		1,334,471

Machinery (0.5%)
Cummins, Inc.	5,400	232,524
Deere (John) & Co.	12,100	551,155
Parker-Hannifin Corp.	5,600	296,576
		1,080,255

Manufacturing (0.3%)
Cooper Industries PLC Class A	2,500	96,725
Flowserve Corp.	1,400	137,494
Illinois Tool Works, Inc.	8,200	376,544
		610,763

Media (1.9%)
Interpublic Group of Companies, Inc. (The) (NON)	57,400	345,548
News Corp., Ltd. (The) Class A	59,100	680,832
Time Warner, Inc.	49,966	1,504,976
Viacom, Inc. Class B (NON)	24,900	686,991
Walt Disney Co. (The)	43,100	1,179,647
		4,397,994

Medical technology (2.3%)

Baxter International, Inc.	20,700	1,119,042
Becton, Dickinson and Co.	2,300	157,228
Boston Scientific Corp. (NON)	69,300	562,716
Covidien PLC (Ireland)	11,200	471,744
Hospira, Inc. (NON)	14,500	647,280
Medtronic, Inc.	36,800	1,313,760
St. Jude Medical, Inc. (NON)	21,700	739,536
Varian Medical Systems, Inc. (NON)	5,700	233,586
		5,244,892

Metals (0.9%)
Alcoa, Inc.	4,800	59,616
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	10,764	789,647
Newmont Mining Corp.	9,321	405,091
Nucor Corp.	8,661	345,141
Steel Dynamics, Inc.	7,270	97,345
United States Steel Corp.	8,011	276,299
		1,973,139

Office equipment and supplies (0.2%)
Avery Dennison Corp.	15,600	556,140
		556,140

Oil and gas (9.6%)
Anadarko Petroleum Corp.	30,800	1,876,644
Chevron Corp. (S)	70,000	5,357,800
Exxon Mobil Corp. (S)	99,500	7,131,165
Marathon Oil Corp.	63,000	2,014,110
Occidental Petroleum Corp.	33,500	2,541,980
PetroHawk Energy Corp. (NON)	48,200	1,133,664
XTO Energy, Inc.	44,300	1,841,108
		21,896,471

Pharmaceuticals (5.6%)
Abbott Laboratories	53,600	2,710,552
Cephalon, Inc. (NON) (S)	14,400	785,952
Johnson & Johnson	34,998	2,066,632
Merck & Co., Inc. (S)	25,100	776,343
Pfizer, Inc.	329,412	5,609,886
Schering-Plough Corp.	35,300	995,460
		12,944,825

Power producers (0.1%)
AES Corp. (The) (NON)	22,000	287,540
		287,540

Publishing (0.2%)
Gannett Co., Inc.	33,400	327,988
R. R. Donnelley & Sons Co.	5,300	106,424
		434,412

Railroads (0.6%)
Canadian National Railway Co. (Canada)	15,200	733,248
CSX Corp.	13,200	556,776
		1,290,024

Real estate (1.1%)
Digital Realty Trust, Inc. (R) (S)	17,200	776,236
HCP, Inc. (R) (S)	27,600	816,684
Simon Property Group, Inc. (R)	12,287	834,164
		2,427,084

Regional Bells (1.3%)
AT&T, Inc.	88,600	2,274,362
Verizon Communications, Inc.	22,850	676,132
		2,950,494

Restaurants (0.9%)
McDonald's Corp.	33,900	1,986,879
		1,986,879

Retail (6.9%)
Advance Auto Parts, Inc. (S)	1,800	67,068
Amazon.com, Inc. (NON)	9,100	1,081,171
Autonation, Inc. (NON)	2,000	34,480
AutoZone, Inc. (NON)	600	81,186
Best Buy Co., Inc. (S)	5,700	217,626
Big Lots, Inc. (NON)	18,000	450,900
Coach, Inc.	18,300	603,351
Costco Wholesale Corp.	15,600	886,860
CVS Caremark Corp.	46,600	1,644,980
GameStop Corp. Class A (NON)	7,800	189,462
Gap, Inc. (The)	20,100	428,934
Home Depot, Inc. (The) (S)	46,700	1,171,703
Lowe's Cos., Inc.	67,600	1,322,932
Macy's, Inc. (S)	38,000	667,660
Mead Johnson Nutrition Co. Class A	13,900	584,356

O'Reilly Automotive, Inc. (NON)	6,000	223,680
Office Depot, Inc. (NON)	7,600	45,980
OfficeMax, Inc. (NON)	6,600	75,438
Staples, Inc. (S)	22,600	490,420
Supervalu, Inc.	37,000	587,190
Target Corp.	23,700	1,147,791
TJX Cos., Inc. (The)	6,000	224,100
Urban Outfitters, Inc. (NON)	9,400	294,972
Wal-Mart Stores, Inc.	54,700	2,717,496
Walgreen Co.	12,400	469,092
		15,708,828

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	14,900	850,790
Career Education Corp. (NON)	26,200	546,008
		1,396,798

Semiconductor (1.3%)
Atmel Corp. (NON)	346,000	1,287,120
Formfactor, Inc. (NON)	78,198	1,328,584
KLA-Tencor Corp. (S)	14,700	477,897
		3,093,601

Software (4.3%)
Activision Blizzard, Inc. (NON)	66,000	714,780
Autonomy Corp. PLC (United Kingdom) (NON)	10,529	231,885
CA, Inc.	23,400	489,528
Electronic Arts, Inc. (NON)	39,100	713,184
Microsoft Corp.	215,600	5,978,587
Parametric Technology Corp. (NON)	21,200	316,092
Sybase, Inc. (NON)	12,200	482,632
Symantec Corp. (NON)	47,700	838,566
		9,765,254

Technology services (1.6%)
Fidelity National Information Services, Inc.	8,000	174,080
Global Payments, Inc.	2,800	137,844
Google, Inc. Class A (NON) (S)	4,960	2,659,155
Western Union Co. (The)	3,500	63,595
Yahoo!, Inc. (NON) (S)	46,900	745,710
		3,780,384

Telecommunications (0.2%)
American Tower Corp. Class A (NON)	12,800	471,296
		471,296

Telephone (0.1%)
Qwest Communications International, Inc.	41,100	147,549
		147,549

Tobacco (2.7%)
Altria Group, Inc.	80,300	1,454,233
Lorillard, Inc.	32,300	2,510,356
Philip Morris International, Inc.	46,950	2,223,552
		6,188,141

Transportation services (0.8%)
FedEx Corp.	13,900	1,010,391
United Parcel Service, Inc. Class B	17,200	923,296
		1,933,687

Waste Management (0.1%)
Waste Management, Inc.	5,300	158,364
		158,364
Total common stocks (cost $222,553,762)		$219,752,167

SHORT-TERM INVESTMENTS (22.3%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.376%,
February 11, 2010 (SEG)	$150,000	$149,827
U.S. Treasury Bills for an effective yield of 0.335%,
November 19, 2009 (SEG)	460,002	459,920
U.S. Treasury Cash Management Bills for an effective
yield of 0.3%, April 1, 2010 (SEG)	890,000	888,227
Short-term investments held as collateral for loaned
securities with a yield of 0.35% and a due date
of November 2, 2009 (d)	40,856,734	40,855,940
Putnam Money Market Liquidity Fund (e)	8,730,537	8,730,537

Total short-term investments (cost $51,085,120)		$51,084,451

TOTAL INVESTMENTS

Total investments (cost $273,638,882) (b)		$270,836,618

FUTURES CONTRACTS OUTSTANDING at 10/31/09 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	25	$6,456,250	Dec-09	$21,081

Total				$21,081

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $229,034,477.

(b) The aggregate identified cost on a tax basis is $273,948,698, resulting in gross unrealized appreciation and depreciation of $21,733,290 and $24,845,370, respectively, or net unrealized depreciation of $3,112,080.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at October 31, 2009.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At October 31, 2009, the value of securities loaned amounted to $38,952,114. The fund received cash collateral of $40,855,940 which is pooled with collateral of other Putnam funds into a single broker cash account covered under the FDIC Temporary Liquidity Guarantee Program.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, and indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $9,322 for the period ended October 31, 2009. During the period ended October 31, 2009, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $11,599,621 and $17,341,619, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at October 31, 2009.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At October 31, 2009, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. For the period ended October 31, 2009 the transaction volume of Purchased options contracts was minimal. For the period ended October 31, 2009 the fund did not have any activity on Written options contracts. The fund had an average contract amount of approximately 34 on Futures contracts for the period ended October 31, 2009.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $156,309 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable.

Future payments under the Agreement are valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss. The fund’s net payable to LBSF was calculated in accordance with the fund’s master contract with LBSF. The fund has accrued interest on the net payable. Putnam Management currently is in discussions with LBSF regarding resolution of amounts payable to LBSF. Amounts recorded are estimates and final payments may differ from these estimates by a material amount.

In September 2006, Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") was issued. ASC 820 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of ASC 820 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of October 31, 2009:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,733,427	$--	$--

Capital goods	13,438,525	392,152	--

Communication services	8,036,597	--	--

Conglomerates	2,523,273	--	--

Consumer cyclicals	21,334,816	--	--

Consumer staples	27,624,222	--	--

Energy	26,783,551	--	--

Financials	31,925,245	--	--

Health care	28,725,875	--	--

Technology	39,546,587	231,885	--

Transportation	3,825,762	--	--

Utilities and power	9,630,250	--	--

Total common stocks	219,128,130	624,037	--

Short-term investments	8,730,537	42,353,914	--

Totals by level	$227,858,667	$42,977,951	$--

	Level 1	Level 2	Level 3

Other financial instruments:	$21,081	$--	$(35,930)

Other financial instruments include futures and receivable purchase agreement.

The following is a reconciliation of Level 3 assets as of October 31, 2009:

	Balance					Net	Balance
	as of	Accrued		Change in net	Net	transfers in	as of
	July 31,	discounts/	Ralized	unrealized	purchases/	and/or out	October 31,
	2009 ††	premiums	gain/(loss)	appreciation †	sales	of Level 3	2009 ††

Other financial instruments:	$(40,283)	$--	$--	$4,353	$--	$--	$(35,930)

† Includes $4,353 related to Level 3 securities still held at period end.

†† Includes amount payable under receivable purchase agreement.

Market Values of Derivative Instruments as of October 31, 2009

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under Statement 133	Market value	Market value

Equity contracts	$21,081	$--

Total	$21,081	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 30, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 30, 2009